Current and non-current inventories (Tables)	12 Months Ended
Dec. 31, 2022
Current and non-current inventories
Schedule of current and non-current inventories
(€ million)	December 31, 2022	December 31, 2021
Raw and auxiliary materials and consumables	1,228	1,001
Components and spare parts for drilling operations, plans and equipment	1,515	1,611
Finished products and goods	4,962	3,452
Other	4	8
Current inventories	7,709	6,072